Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

2. Acquisitions

For the Year Ended December 31, 2010

        On September 1, 2010, the Company completed the acquisition of all the issued and outstanding equity securities of Regency Hospital Company, L.L.C. ("Regency") an operator of long term acute care hospitals, for $210.0 million, including certain assumed liabilities. The amount paid at closing was reduced by $33.1 million for certain assumed liabilities, payments to employees, payments for the purchase of non-controlling interests and an estimated working capital adjustment. The purchase price was subject to a final settlement of net working capital which occurred during the year ended December 31, 2011. Regency operated a network of 23 long term acute care hospitals located in nine states. The results of operations of Regency have been included in the Company's consolidated financial statements since September 1, 2010 and consisted of net operating revenues of $94.4 million and a pre-tax loss of $12.9 million for the four months ended December 31, 2010. Regency's operations have been included in the specialty hospitals segment.

        The purchase price was allocated to tangible and identifiable intangible assets and liabilities based upon estimates of fair value, with the remainder allocated to goodwill. The factors that were considered when deciding to acquire Regency and determining the purchase price that resulted in goodwill included the historical earnings of the acquired long term acute care hospitals, general and administrative cost saving opportunities that could be achieved by utilizing the Company's infrastructure and the benefits that could be achieved by having a larger network of long term acute care hospitals.

        The purchase price allocation reflecting the finalization of the intangible asset valuation and the post-closing settlement of working capital which occurred during the year ended December 31, 2011 is as follows (in thousands):

Cash paid, net of cash acquired of $11.3 million	$161,445

Fair value of net tangible assets acquired:
Accounts receivable	22,749
Other current assets	5,053
Property and equipment	82,688
Other assets	3,379
Current liabilities	(48,136)
Other liabilities	(1,528)

Net tangible assets acquired	64,205
Tradename	9,851
Accreditations	822
Certificates of need	475
Goodwill	86,092

$161,445

        Also, during the year ended December 31, 2010, the Company purchased an outpatient rehabilitation business for approximately $0.2 million in cash.

For the Year Ended December 31, 2011

        The Company exchanged one of its long term acute care hospitals and paid $2.0 million in cash for an entity that operates an inpatient rehabilitation hospital and paid $2.3 million in cash and issued a $1.0 million note for an outpatient rehabilitation business. In addition during 2011, the Company purchased non-controlling interests for $0.5 million in cash. As described above, the Company completed the post-closing settlement of net working capital with the seller of Regency resulting in the receipt of $3.9 million in cash.

For the Year Ended December 31, 2012

        The Company paid $5.9 million in cash and issued $1.8 million in notes for the purchase of several outpatient rehabilitation businesses. In addition during 2012, the Company purchased non-controlling interests for $0.1 million in cash.

        Information with respect to all businesses acquired in purchase transactions is as follows:

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Cash paid (net of cash acquired)	$165,802	$899	$6,043
Notes issued	—	1,020	1,844

	165,802	1,919	7,887
Contingent consideration	—	—	1,500
Liabilities assumed	48,479	701	107

	214,281	2,620	9,494
Fair value of assets acquired, principally accounts receivable and property and equipment	113,894	767	1,313
Trademark	16,529	—	—
Accreditations	856	—	—
Certificates of need	456	—	—
Non-controlling interests	(437)	(602)	(970)

Cost in excess of fair value of net assets acquired (goodwill)	$82,983	$2,455	$9,151

        The following pro forma unaudited results of operations have been prepared assuming the acquisition of Regency occurred at the beginning of the period presented. The acquisitions of the other businesses acquired are not reflected in this pro forma information as their impact is not material. These results are not necessarily indicative of results of future operations nor of the results that would have actually occurred had the acquisition been consummated as of the beginning of the period presented.

Pro-Forma Unaudited Results for the Year Ended December 31, 2010
(In thousands, except per share data)
Net revenue	$2,625,235
Net income	$98,463